Business Segment Information (Amounts of Consolidated Revenue, Expense, Tax and Assets) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting, Measurement Disclosures [Abstract]
Number of operating segments | segment		4
Segment Reporting Information [Line Items]
Net interest income		$ 842,314,000	$ 729,084,000	$ 653,720,000
Provision/(provision credit) for loan losses		0	11,000,000	9,000,000
Noninterest income		490,219,000	552,441,000	517,325,000
Noninterest expense		1,023,661,000	925,204,000	1,053,791,000
Income/(loss) before income taxes		308,872,000	345,321,000	108,254,000
Provision/(benefit) for income taxes (Note 15)		131,892,000	106,810,000	10,941,000
Net income/(loss)	$ 176,980,000	176,980,000	238,511,000	97,313,000
Average assets		29,924,813,000	27,427,227,000	25,635,975,000
(Gain)/loss on securities		(109,000)	144,000	458,000
Depreciation and amortization		70,924,000	64,673,000	60,743,000
Expenditures for long-lived assets		287,642,000	62,554,000	43,514,000
Regional Banking
Segment Reporting Information [Line Items]
Net interest income		848,952,000	741,852,000	655,152,000
Provision/(provision credit) for loan losses		21,647,000	38,887,000	34,545,000
Noninterest income		258,609,000	249,003,000	251,586,000
Noninterest expense		629,773,000	615,821,000	562,799,000
Income/(loss) before income taxes		456,141,000	336,147,000	309,394,000
Provision/(benefit) for income taxes (Note 15)		162,985,000	120,100,000	110,349,000
Net income/(loss)		293,156,000	216,047,000	199,045,000
Average assets		19,621,764,000	17,143,464,000	14,932,207,000
Depreciation and amortization		43,255,000	39,177,000	37,997,000
Expenditures for long-lived assets		276,012,000	51,354,000	37,367,000
Fixed Income
Segment Reporting Information [Line Items]
Net interest income		18,010,000	10,765,000	15,517,000
Noninterest income		217,077,000	269,339,000	231,314,000
Noninterest expense		210,937,000	229,576,000	220,149,000
Income/(loss) before income taxes		24,150,000	50,528,000	26,682,000
Provision/(benefit) for income taxes (Note 15)		7,919,000	18,070,000	8,999,000
Net income/(loss)		16,231,000	32,458,000	17,683,000
Average assets		2,544,842,000	2,365,661,000	2,370,355,000
Depreciation and amortization		9,026,000	5,981,000	6,108,000
Expenditures for long-lived assets		2,106,000	2,099,000	1,706,000
Corporate
Segment Reporting Information [Line Items]
Net interest income		(58,915,000)	(65,902,000)	(71,680,000)
Noninterest income		8,926,000	20,436,000	23,331,000
Noninterest expense		139,390,000	58,913,000	57,830,000
Income/(loss) before income taxes		(189,379,000)	(104,379,000)	(106,179,000)
Provision/(benefit) for income taxes (Note 15)		(45,922,000)	(55,777,000)	(80,085,000)
Net income/(loss)		(143,457,000)	(48,602,000)	(26,094,000)
Average assets		6,278,281,000	6,030,313,000	6,001,168,000
(Gain)/loss on securities		14,300,000
Depreciation and amortization		18,249,000	19,078,000	16,054,000
Expenditures for long-lived assets		9,383,000	8,946,000	3,971,000
Non-Strategic
Segment Reporting Information [Line Items]
Net interest income		34,267,000	42,369,000	54,731,000
Provision/(provision credit) for loan losses		(21,647,000)	(27,887,000)	(25,545,000)
Noninterest income		5,607,000	13,663,000	11,094,000
Noninterest expense		43,561,000	20,894,000	213,013,000
Income/(loss) before income taxes		17,960,000	63,025,000	(121,643,000)
Provision/(benefit) for income taxes (Note 15)		6,910,000	24,417,000	(28,322,000)
Net income/(loss)		11,050,000	38,608,000	(93,321,000)
Average assets		1,479,926,000	1,887,789,000	2,332,245,000
Depreciation and amortization		394	437,000	584,000
Expenditures for long-lived assets		$ 141,000	$ 155,000	$ 470,000